Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Number of reportable segments	2
Minimum
Segment Reporting Information [Line Items]
Concentration risk percentage of total revenues	10.00%	10.00%	10.00%
Equipment Sales | New Zealand | Sales Revenue, Net [Member] | New Zealand Retail Reseller
Segment Reporting Information [Line Items]
Concentration risk percentage of total revenues		12.00%	11.00%